CONSOLIDATED STATEMENTS OF CASH FLOWS - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
OPERATING ACTIVITIES
Net loss	$ (24,759)	$ (45,440)
Items not affecting operating cash:
Share-based compensation (Note 14 (iv))	4,217	7,182
Depreciation and amortization (Note 8 and 9)	17,975	12,079
Loss (gain) on disposal of property, plant and equipment and intangible assets	9	(633)
Realized fair value on inventories sold and other inventory charges (Note 7)	67,125	52,078
Unrealized gain on changes in fair value of biological assets (Note 6)	(73,008)	(51,151)
Investment income, net of financing costs	(1,150)	(3,311)
Share of loss from investments in associates (Note 16)	0	5,284
Change in fair value of contingent consideration (Note 26)	(9,743)	(50)
Bad debts and provision for expected credit losses (Note 5)	274	4,222
Change in fair value of derivative liabilities, preferred shares and other financial assets (Note 11, 12 and 13)	27,505	7,718
Share issuance costs allocated to derivative liabilities and preferred shares (Note 14)	170	937
Unrealized foreign exchange gain	(313)	0
Income tax recovery (Note 24)	(13,770)	0
Cash used in operating activities before working capital changes	(5,468)	(11,085)
Changes in non-cash working capital:
Net change in accounts and other receivables, biological assets, inventories, prepaid expenses and deposits	(15,287)	(12,059)
Net change in accounts payable and accrued liabilities, provisions and other liabilities	13,164	27,016
Net cash (used in) provided by operating activities	(7,591)	3,872
FINANCING ACTIVITIES
Proceeds from unit financing, net of issuance costs (Note 14 (iii))	0	26,018
Private placement, net of share issuance costs (Note 14 (iii))	41,181	82,541
Payment of lease liabilities, net of sublease receipts (Note 15)	(1,792)	(710)
Payment of long-term debt	(60)	(76)
Stock options exercised (Note 14 (iii))	4	6
Net cash provided by financing activities	39,333	107,779
INVESTING ACTIVITIES
Purchase of short-term investments	(800)	(800)
Proceeds from short-term investments	897	0
Investment income	1,601	3,518
Acquisition of subsidiary (Note 26)	(65,620)	0
Other financial assets (Note 11)	(207)	(28,440)
Proceeds on sale of property, plant and equipment	112	257
Purchase of property, plant and equipment (Note 8)	(17,022)	(4,731)
Purchase of intangible assets (Note 9)	(27)	(607)
Net cash used in investing activities	(81,066)	(30,803)
Effect of foreign exchange on cash	313	0
(DECREASE) INCREASE IN CASH	(49,011)	80,848
CASH AND RESTRICTED CASH
Beginning of period	132,605	51,757
End of period	83,594	132,605
Less: restricted cash	(55,394)	(25,860)
Cash	$ 28,200	$ 106,745